CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (60,647)	$ (32,172)	$ (64,873)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	32	20	28
Share-based compensation expense	3,119	550	897
Loss on disposal of property and equipment	66
Non-cash rent expense	258
Accretion of discounts on short-term investments	(670)
Deferred income taxes	(935)	(168)	(197)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,027)	(1,406)	(1,185)
Accounts payable	2,981	6,013	1,006
Accrued expenses	6,449	323	4,105
Net cash used in operating activities	(53,374)	(26,840)	(50,219)
Cash flows from investing activities:
Purchases of property and equipment	(1,274)	(65)	(69)
Purchases of short-term investments	(292,584)
Proceeds from the maturities of short-term investments	25,000
Net cash used in investing activities	(268,858)	(65)	(69)
Cash flows from financing activities:
Payments of deferred offering costs	(3,646)
Proceeds from exercise of options	76
Net cash provided by financing activities	346,445	39,873	39,873
Net increase (decrease) in cash and cash equivalents and restricted cash	24,213	12,968	(10,415)
Cash and cash equivalents and restricted cash at beginning of period	45,660	56,075	56,075
Cash and cash equivalents and restricted cash at end of period	69,873	69,043	45,660
Supplemental information:
Cash paid for income taxes	345		290
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accrued expenses and accounts payable	11		25
Property and equipment included in accrued expenses and accounts payable	1,058
Series B convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares, net of issuance costs		$ 39,873	$ 39,873
Series C convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares, net of issuance costs	190,822
Class A common shares
Cash flows from financing activities:
Proceeds from issuance of Class A common shares upon completion of initial public offering, net of underwriting commissions and discounts	$ 159,193